Prepayment for CIP Project	12 Months Ended
Sep. 30, 2023
Prepayment for CIP Project [Abstract]
PREPAYMENT FOR CIP PROJECT

NOTE 10 — PREPAYMENT FOR CIP PROJECT

CIP represents direct costs of construction incurred for the Company’s manufacturing facilities. On June 25, 2021, the Company signed a construction sub-contract with sub-contractor Jiangxi Chenyuan Construction Project Co., Ltd. (“Chenyuan”), pursuant to which, Chenyuan agreed to help the Company construct four manufacturing factory buildings and an office building with a total estimated budget of RMB165 million (approximately $22.6 million). The construction work started on August 8, 2021, with an originally estimated completion date on August 7, 2023. However, due to resurgence of the COVID-19 pandemic, which resulted in lingering logistic disruption, material and labor shortage, and domestic travel restriction, the construction work is estimated to be completed in December 2024. As of September 30, 2023 and 2022, the Company had made a prepayment of approximately RMB69.2 million (approximately $9.5 million) to Chenyuan for land improvement, building foundation and the construction of the manufacturing factories.

As of September 30, 2023, $391,653 (approximately RMB2.9 million) of the prepayment for the CIP project had been used for construction work, and the amount was recorded as property and equipment in the consolidated balance sheets. As of September 30, 2023, the remaining $9.1 million prepayment to Chenyuan was recorded as a prepayment for CIP project on the balance sheets.

As of September 30, 2023, future additional capital expenditure on this CIP project is estimated to be approximately RMB95.8 million (equivalent to $13.1 million), among which approximately $3.4 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations, and if necessary, borrowings from PRC banks in the future. The construction of the four manufacturing factory buildings and the office building is expected to be fully completed and put into use by December 2024 and December 2025, respectively.

As of September 30, 2023, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Years ending September 30,	Capital Expenditure on CIP

2024	$3,392,270
2025	8,607,456
2026	1,130,756
Total	$13,130,482